Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value
Investment portfolio	$ 11,991	$ 11,436
Financial assets not measured at fair value
Cash and cash equivalents	8,530	16,133	$ 29,268	$ 67,762
Restricted cash	2,508	1,737
Loans receivable	58,620	61,717
Other receivables	1,706	1,902
Financial liabilities measured at fair value
Accounts payable, accruals and other	22,181	24,116
Debentures	35,287	36,783	$ 38,266
Level 1 [Member]
Financial assets measured at fair value
Marketable securities	26,085	26,332
Investment portfolio	0
Financial assets not measured at fair value
Cash and cash equivalents	8,530	16,133
Restricted cash	2,508	1,737
Level 2 [Member]
Financial assets not measured at fair value
Loans receivable	72,696	74,272
Other receivables	9,491	11,750
Financial liabilities measured at fair value
Derivative financial liabilities		34
Accounts payable, accruals and other	22,096	23,904
Credit facility	48,792	49,405
Debentures	33,911	34,997
Level 3 [Member]
Financial assets measured at fair value
Marketable securities	0
Investment portfolio	11,991	11,436
Total Fair Value [Member]
Financial assets measured at fair value
Marketable securities	26,085	26,332
Investment portfolio	11,991	11,436
Financial assets not measured at fair value
Cash and cash equivalents	8,530	16,133
Restricted cash	2,508	1,737
Loans receivable	72,696	74,272
Other receivables	9,491	11,750
Financial liabilities measured at fair value
Derivative financial liabilities		34
Accounts payable, accruals and other	22,096	23,904
Credit facility	48,792	49,405
Debentures	33,911	34,997
FVTPL [Member]
Financial assets measured at fair value
Marketable securities	26,085	26,332
Investment portfolio	11,991	11,436
Total financial assets measured at fair value	38,076	37,768
Financial liabilities measured at fair value
Derivative financial liabilities		34
Total Financial liabilities measured at fair value		34
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	8,530	16,133
Restricted cash	2,508	1,737
Loans receivable	72,696	74,272
Other receivables	9,491	11,750
Total financial assets not measured at fair value	93,225	103,892
Other Financial Liabilities [Member]
Financial liabilities measured at fair value
Accounts payable, accruals and other	22,096	23,904
Credit facility	48,792	49,405
Debentures	35,287	36,783
Total Financial liabilities not measured at fair value	106,175	110,092
Total Carrying Value [Member]
Financial assets measured at fair value
Marketable securities	26,085	26,332
Investment portfolio	11,991	11,436
Total financial assets measured at fair value	38,076	37,768
Financial assets not measured at fair value
Cash and cash equivalents	8,530	16,133
Restricted cash	2,508	1,737
Loans receivable	72,696	74,272
Other receivables	9,491	11,750
Total financial assets not measured at fair value	93,225	103,892
Financial liabilities measured at fair value
Derivative financial liabilities		34
Total Financial liabilities measured at fair value		34
Accounts payable, accruals and other	22,096	23,904
Credit facility	48,792	49,405
Debentures	35,287	36,783
Total Financial liabilities not measured at fair value	$ 106,175	$ 110,092